Acquisitions and Dispositions - Estimated Fair Values of Assets Acquired and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 20, 2012
Business Acquisition [Line Items]
Accounts receivable	$ 128,004
Inventory	260,473
Other current assets	4,410
Property, plant and equipment	70,100
Goodwill	138,579
Other intangible assets	215,600
Total assets acquired	817,166
Current liabilities	137,654
Deferred credits and other liabilities	4,078
Total liabilities assumed	141,732
Net assets acquired	$ 675,434